Document and Entity Information	Mar. 12, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	GLADSTONE LAND Corp
Amendment Flag	true
Entity Central Index Key	0001495240
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Mar. 12, 2026
Entity Incorporation State Country Code	MD
Entity File Number	001-35795
Entity Tax Identification Number	54-1892552
Entity Address, Address Line One	1521 Westbranch Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(703)
Local Phone Number	287-5800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as a supplement to the Current Report on Form 8-K (the “Original Report”) filed with the Securities and Exchange Commission on March 13, 2026 by Gladstone Land Corporation, a Maryland corporation (the “Company”). The Original Report was filed to report the filing of the Company’s Articles Supplementary (the “Reclassification Articles Supplementary”) with the State Department of Assessments and Taxation of Maryland (the “Maryland SDAT”) on March 12, 2026 which was effective on March 13, 2026 (the “Filing Date”). The Reclassification Articles Supplementary included inadvertent immaterial errors regarding the reclassification of 5.00% Series D Cumulative Term Preferred Stock (the “Series D Preferred Stock”) and certain amounts of authorized capital stock (namely the amount of common stock, Series B Preferred Stock and Series C Preferred Stock, as defined below). The Company has filed a Certificate of Correction with the Maryland SDAT to correct such errors (the “Certificate of Correction”). This Amendment amends the Original Report to report the filing of the Certificate of Correction with the Maryland SDAT in order to correct and update the disclosure regarding the reclassification of Series D Preferred Stock and the disclosure regarding the amounts of authorized capital stock.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	LAND
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series B Cumulative Redeemable Preferred Stock, $0.001 par value per share
Trading Symbol	LANDO
Security Exchange Name	NASDAQ
Series C Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Series C Cumulative Redeemable Preferred Stock, $0.001 par value per share
Trading Symbol	LANDP
Security Exchange Name	NASDAQ